UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21584
                                   ---------

                       The Victory Institutional Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    3435 Stelzer Road Columbus, OH      43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)

         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 7/31/05
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         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

Item 1. Schedule of Investments.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

The Victory Institutional Funds
Institutional Diversified Stock Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                      or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (21.2%)

HSBC Finance Corp., 3.32%, 8/1/05                  $ 6,281          $ 6,281

Total Commercial Paper (Cost $6,281)                                  6,281


Common Stocks  (95.1%)

Aerospace/Defense  (1.3%)
Honeywell International, Inc.                       10,000              393

Airlines  (1.2%)
JetBlue Airways Corp. (b)                           16,400              344

Apparel/Footwear  (1.4%)
Nike, Inc., Class B                                  5,100              427

Banks  (1.6%)
Bank of America Corp.                                7,200              314
PNC Financial Services Group, Inc.                   3,000              164

                                                                        478

Beverages  (1.9%)
Coca-Cola Co.                                       12,750              558

Biotechnology  (3.9%)
Amgen, Inc. (b)                                     14,450            1,152

Chemicals - General  (1.8%)
E.I. Du Pont de Nemours                             12,425              530

Computers & Peripherals  (8.8%)
Cisco Systems, Inc. (b)                             41,900              802
EMC Corp. (b)                                       30,600              419
International Business Machines Corp.               16,450            1,374

                                                                      2,595

Consumer Products  (2.9%)
Procter & Gamble Co.                                15,650              871

Cosmetics & Toiletries  (2.0%)
Avon Products, Inc.                                 18,200              595

Electronics  (3.9%)
General Electric Co.                                19,342              667
Koninklijke Philips Electronics N.V.                17,400              472

                                                                      1,139

Financial Services  (2.6%)
Morgan Stanley                                      14,725              781

Food Processing & Packaging  (1.4%)
Archer Daniels Midland Co.                          17,500              401

Health Care  (4.6%)
McKesson Corp.                                      16,850              758
Medtronic, Inc.                                     10,950              591

                                                                      1,349

Hotels & Motels  (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.            7,200              456

Insurance  (4.8%)
American International Group, Inc.                  11,775              709
Genworth Financial, Inc.                             6,050              190
St. Paul Cos., Inc.                                 11,700              515

                                                                      1,414

Internet Service Provider  (2.7%)
Yahoo, Inc. (b)                                     24,250              808

Manufacturing - Miscellaneous  (1.9%)
3M Co.                                               7,300              548

Media  (2.3%)
Viacom, Inc., Class B                               20,150              675

Medical Supplies  (1.7%)
Baxter International, Inc.                          13,025              511

Oil & Gas Exploration,
  Production & Services  (5.7%)
Anadarko Petroleum Corp.                             1,625              144
Canadian Natural Resources Ltd.                     15,050              626
Transocean, Inc. (b)                                11,600              654
Unocal Corp.                                         3,900              253

                                                                      1,677

Oil Company - Integrated  (1.5%)
Amerada Hess Corp.                                   3,675              433

Oilfield Services & Equipment  (3.1%)
Halliburton Co.                                     10,075              565
Schlumberger Ltd.                                    4,375              366

                                                                        931

Pharmaceuticals  (5.9%)
Bristol-Myers Squibb Co.                            19,000              475
Johnson & Johnson                                    4,250              272
Pfizer, Inc.                                        38,050            1,008

                                                                      1,755

Pipelines  (0.6%)
El Paso Corp.                                       14,075              169

Radio & Television  (2.0%)
Comcast Corp., Class A Special Shares (b)           19,600              602

Railroads  (0.6%)
Union Pacific Corp.                                  2,400              169

Real Estate Investment Trusts  (2.0%)
Equity Office Properties Trust                      16,650              590

Retail  (0.8%)
Wal-Mart Stores, Inc.                                4,875              241

Retail - Apparel/Shoe  (1.1%)
Limited Brands, Inc.                                13,000              317

Retail - Specialty Stores  (1.4%)
Tiffany & Co.                                       12,350              420

Semiconductors  (4.7%)
Applied Materials, Inc.                             34,700              640
Freescale Semiconductor, Inc., Class B (b)          18,600              479
Texas Instruments, Inc.                              8,500              270

                                                                      1,389

Software & Computer Services  (6.9%)
Microsoft Corp.                                     51,400            1,317
Oracle Corp. (b)                                    53,064              721

                                                                      2,038

Telecommunications - Equipment  (2.3%)
Motorola, Inc.                                      31,800              674

Utilities - Telecommunications  (2.3%)
Sprint Group                                        25,425              684

Total Common Stocks (Cost $27,276)                                   28,114

Total Investments (Cost $33,557) (a)   -   116.3%                    34,395

Liabilities in excess of other assets   -   (16.3)%                  (4,833)

NET ASSETS   -   100.0%                                             $29,562

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See notes to schedules of portfolio investments.

The Victory Institutional Funds
Victory Institutional Liquid Reserves Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount            Value

Certificates of Deposit  (5.8%)

HBOS Treasury Services NY, 3.15%,
  11/18/05                                         $ 5,000         $  5,000
HBOS Treasury Services NY, 3.25%,
  2/8/06                                             5,000            5,000
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                           6,000            5,991
Toronto Dominion Bank, 2.35%,
  9/29/05                                            2,000            2,000

Total Certificates of Deposit (Amortized Cost $17,991)               17,991


Commercial Paper  (15.7%)

Amstel Funding Corp., 3.18%,
  8/15/05 (c)                                       10,000            9,988
Mont Blanc Capital, 3.32%, 8/15/05 (c)              10,000            9,987
Sheffield Receivables Corp., 3.35%,
  8/17/05 (c)                                       15,000           14,977
Tango Finance Corp., 3.15%, 8/5/05 (c)              14,000           13,995

Total Commercial Paper (Amortized Cost $48,947)                      48,947


Corporate Bonds  (44.6%)

Bank One NA, 3.31%*, 5/1/06                         10,000           10,010
Calvert Crossing Golf, 3.50%*, 9/1/29                2,900            2,900
Caterpillar Financial Services Corp.,
  2.65%, 1/30/06, MTN                                6,000            5,973
CIT Group, Inc., 7.63%, 8/16/05                      8,833            8,851
Coweta Summit Associates, 3.38%*,
  7/1/28                                             6,000            6,000
Educational Management Corp., 3.42%*,
  5/1/23                                             4,380            4,380
Eliason Donald, 3.49%*, 10/1/44                      4,000            4,000
General Electric Capital Corp., 2.85%,
  1/30/06, MTN                                       4,000            3,994
Goldman Sachs Group, Inc., 7.63%,
  8/17/05                                            5,000            5,009
Harrier Finance Funding US LLC,
  3.39%*, 10/17/05, MTN (c)                          6,000            6,000
HPC Capital LLC, 3.49%*, 2/1/45                      9,000            9,000
HSBC Bank USA, 3.22%*, 5/4/06                        5,700            5,701
Liberty Light US Capital, 3.30%*,
  4/5/06, MTN                                       10,000            9,999
Osprey Properties Ltd., 3.42%*, 6/1/27               1,530            1,530
Sheltair Aviation Center, 3.38%*,
  11/1/34, LOC Bank of America                       6,920            6,920
Sheltair Daytona Beach, 3.38%*, 11/1/34,
  LOC Bank of America                                2,420            2,420
Sigma Finance, Inc., 3.29%*, 8/8/05,
  MTN (c)                                            6,000            6,000
Sigma Finance, Inc., 3.38%*, 9/15/05,
  MTN (c)                                            6,000            6,000
Sigma Finance, Inc., 3.34%*, 9/23/05,
  MTN (c)                                            5,000            5,000
Sigma Finance, Inc., 3.32%*, 12/5/05,
  MTN (c)                                           10,000            9,999
Stanfield Victoria LLC, 3.36%*, 2/15/06,
  MTN                                                5,000            4,999
SunAmerica, Inc., 7.34%, 8/30/05,
  MTN                                                2,820            2,831
Texas Disposal Systems, 3.36%*, 5/1/12,
  LOC JP Morgan Chase Bank                           3,720            3,720
Wells Fargo Bank, 3.26%, 8/3/05                      6,000            6,000
Westgate Investment Fund, 3.42%*,
  2/1/12, LOC Wells Fargo Bank                       2,060            2,060

Total Corporate Bonds (Amortized Cost $139,296)                     139,296

Investment Company  (0.2%)

Bank of New York Cash Reserve Fund                     611              611

Total Investment Company (Amortized Cost $611)                          611


Repurchase Agreements  (16.0%)

Deutsche Bank Securities, Inc.,
  3.31%, 8/1/05,
  (Proceeds at maturity $30,008
  collateralized by $30,600
  various U.S. Government Securities,
  3.78%-7.50%, 9/1/08-6/1/35,
  market value $30,471)                             30,000           30,000
Morgan Stanley & Co.,
  3.31%, 8/1/05,
  (Proceeds at maturity $20,006
  collateralized by $30,740
  U.S. Government Security,
  6.00%, 11/1/34,
  market value $30,600)                             20,000           20,000

Total Repurchase Agreements (Amortized Cost $50,000)                 50,000


Taxable Municipal Bonds  (13.5%)

Colorado  (3.9%)
Denver City & County School District
  01, Series A, 3.33%*, 12/15/18, AMBAC,
  SPA JP Morgan Chase Bank                           4,870            4,870

Denver City & County School District
  01, Series B, 3.33%*, 12/15/18, AMBAC,
  SPA JP Morgan Chase Bank                           7,530            7,530

                                                                     12,400

Georgia  (2.1%)
De Kalb County Development
  Authority, IDR, Design Packaging, Inc.,
  Series B, 3.38%*, 9/1/08, LOC Bank of
  America N.A.                                       1,585            1,585
Municipal Gas Authority, Gas Revenue,
  Series A, 3.52%*, 2/1/15, LOC Wachovia
  Bank N.A., Bayerische Landesbank, Bank
  One Kentucky N.A.                                  5,000            5,000

                                                                      6,585

Missouri  (2.9%)
State Development Finance Board, IDR,
  Duke Manufacturing, Series B, 3.38%*,
  12/1/20, LOC Bank of America N.A.                  9,000            9,000

North Carolina  (2.7%)
Greensboro, Housing & Redevelopment,
 3.38%*, 4/1/22, SPA Bank of America N.A.            5,200            5,200
Greensboro, Public Improvements,
  Series C, 3.38%*, 4/1/14, SPA Wachovia
  Bank of North Carolina                             3,100            3,100

                                                                      8,300

Utah  (1.1%)
Telecommunication Open Infrastucture
  Agency, 3.38%*, 7/15/26, LOC Bank of
  America N.A.                                       3,500            3,500

Washington  (0.8%)
State Housing Finance, Community
  Nonprofit Revenue, Community College
  Spokane Foundation, Series B,
  3.38%*, 7/1/30, LOC Bank of America N.A.           2,515            2,515

Total Taxable Municipal Bonds (Amortized Cost $42,300)               42,300


U.S. Government Agencies  (3.9%)

Federal Home Loan Bank  (1.7%)
2.66%, 10/13/05                                      2,100            2,100
6.38%, 8/15/06                                       3,095            3,168

                                                                      5,268

Federal National Mortgage Assoc.  (2.2%)
2.32%, 9/12/05, Callable 8/18/05 @ 100               2,000            2,000
5.50%, 2/15/06                                       5,000            5,046

                                                                      7,046

Total U.S. Government Agencies (Amortized Cost $12,314)              12,314

Total Investments (Amortized Cost $311,459) (a)   -   99.7%         311,459

Other assets in excess of liabilities   -   0.3%                        854

NET ASSETS   -   100.0%                                            $312,313

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See notes to schedules of portfolio investments.


Notes to Schedules of Portfolio Investments

(a)  Represents cost for federal income tax purposes.

                                    Cost of                                             Net
                                    Investments      Gross             Gross            Unrealized
                                    for Federal      Unrealized        Unrealized       Appreciation
                                    Tax Purposes     Appreciation      Depreciation     (Depreciation)

Diversified Stock Fund              $ 33,578,787     $1,020,771        $(204,596)       $816,175
Liquid Reserves Fund                 311,459,498             --               --              --


(b)  Non-income producing securities.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at July 31, 2005. Maturity date reflects actual maturity date.

IDR - Industrial Development Revenue

LLC - Limited Liability Corp.

LOC - Letter of Credit

MTN - Medium Term Note

SPA - Standby Purchase Agreement

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Institutional Funds
             -------------------------------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 9/29/05
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 9/29/05
     -------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 9/29/05
     -------

* Print the name and title of each signing officer under his or her signature.